Financial Instruments And Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Financial Instruments and Fair Value Measurements Disclosure [Abstract]
Schedule of Gross Fair Value of Outstanding Derivative Instruments
The following table presents the gross fair values of our outstanding derivative instruments as of the dates indicated:
Fair Value of Derivatives

	March 31, 2023			December 31, 2022
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$1,226	$25	$62	$1,240	$32	$53

Derivatives accounted for as cash flow hedges	1,226	25	62	1,240	32	53

Cross-currency swaps	2,176	21	167	2,132	—	111

Derivatives accounted for as net investment hedges	2,176	21	167	2,132	—	111

Foreign currency exchange contracts	4,690	38	22	4,456	9	20
Embedded derivatives	594	19	14	604	24	18
Equity contracts	231	15	3	8	—	6
Commodity derivatives	54	1	3	48	1	1

Derivatives not designated as hedges	5,569	73	42	5,116	34	45

Total derivatives	$8,971	$119	$271	$8,488	$66	$209

Gross Fair Value of Outstanding Derivative Instruments

	As of December 31, 2022
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$1,240	$32	$53

Derivatives accounted for as cash flow hedges	1,240	32	53

Cross-currency swaps	2,132	—	111

Derivatives accounted for as net investment hedges	2,132	—	111

Foreign currency exchange contracts	4,456	9	20
Embedded derivatives	604	24	18
Equity contracts	8	—	6
Commodity derivatives	48	1	1

Derivatives not designated as hedges	5,116	34	45

Total derivatives	$8,488	$66	$209

	As of December 31, 2021
	Gross Notional	Fair Value – Assets	Fair Value – Liabilities
Foreign currency exchange contracts	$2,463	$49	$11

Derivatives accounted for as cash flow hedges	2,463	49	11

Cross-currency swaps	—	—	—

Derivatives accounted for as net investment hedges	—	—	—

Foreign currency exchange contracts	7,510	29	37
Embedded derivatives	789	6	8
Equity contracts	—	—	—
Commodity derivatives	24	3	—

Derivatives not designated as hedges	8,323	38	45

Total derivatives	$10,786	$87	$56

Schedule of Pre-tax Gains (Losses) Recognized in OCI Related to Cash flow and Net Investment Hedges
The table below presents the
pre-tax
gains (losses) recognized in OCI associated with the Company’s cash flow and net investment hedges:
Pre-tax
Gains (Losses) Recognized in OCI Related to Cash flow and Net Investment Hedges

	For the three months ended March 31
	2023	2022
Cash flow hedges	$(17)	$41
Net investment hedges	35	—

Pre-tax
Gains (Losses) Recognized in OCI Related to Cash flow and Net Investment Hedges

	For the years ended December 31
	2022	2021	2020
Cash flow hedges	$37	$40	$(36)
Net investment hedges	(111)	—	—

Schedule of Derivative Financial Instruments
The table below presents the gains (losses) of our derivative financial instruments in the Condensed Consolidated and Combined Statements of Income:
Derivative Financial Instruments

	For the three months ended March 31, 2023				For the three months ended March 31, 2022
	Cost of products	Cost of services	Selling, general and administrative	Other (a)	Cost of products	Cost of services	Selling, general and administrative	Other (a)
Foreign currency exchange contracts	$27	$6	$—	$—	$9	$2	$—	$—

Effects of cash flow hedges	27	6	—	—	9	2	—	—

Cross-currency swaps	—	—	—	—	—	—	—	—

Effects of net investment hedges	—	—	—	—	—	—	—	—

Foreign currency exchange	7	2	—	1	(1)	—	—	—
Embedded derivatives	—	—	—	(1)	—	—	—	3
Equity contracts	—	—	15	3	—	—	—	—
Commodity derivatives	—	—	—	(2)	—	—	—	10

Effect of derivatives not designated as hedges	$7	$2	$15	$1	$(1)	$—	$—	$13

(a)	Amounts inclusive of Other income (expense) — net on the Condensed Consolidated and Combined Statements of Income.

Derivative Financial Instruments

	2022			2021		2020
	Cost of products	Other (income) expense – net	Interest and other financial charges – net	Cost of products	Other (income) expense – net	Cost of products	Other (income) expense – net
Effects of cash flow hedges (a)	$(54)	$—	$—	$8	$—	$11	$—
Effects of net investment hedges (b)	—	—	—	—	—	—	—
Effects of fair value hedges	—	—	—	12	(24)	(15)	19
Effect of derivatives not designated as hedges (c)	96	(22)	—	—	(10)	—	9

(a)	Cash flow hedges include foreign currency exchange contracts.
(b)	Represents amounts excluded from effectiveness testing for 2022. Net investment hedges include cross-currency swaps.
(c)	Derivatives not designated as hedges include foreign currency exchange contracts, embedded derivatives, equity contracts, and commodity derivatives.

Summary Of Financial Assets And Liabilities
The following table represents financial assets and liabilities that are recorded and measured at fair value on a recurring basis:
Fair Value of Financial Assets and Liabilities

	March 31, 2023				December 31, 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$31	$—	$—	$31	$21	$—	$—	$21
Derivatives	—	119	—	119	—	66	—	66
Liabilities:
Deferred compensation (a)	264	3	—	267	62	2	—	64
Derivatives	—	268	3	271	—	203	6	209
Contingent consideration	—	—	57	57	—	—	42	42

(a)	Certain deferred compensation plans whose value is derived from market-based securities values were transferred from GE as part of the Spin-Off.

The following table represents financial assets and liabilities that are recorded and measured at fair value on a recurring basis:

As of December 31	2022				2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Derivatives	$—	$66	$—	$66	$—	$87	$—	$87
Liabilities:
Derivatives	—	203	6	209	—	56	—	56
Contingent Consideration	—	—	42	42	—	—	112	112